EQUITY - Company's NCIB program (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EQUITY
Number of common shares repurchased	4,114,150	1,749,086
Cost of common shares repurchased	$ 599.7	$ 119.9
Number of common shares cancelled	4,114,150	1,749,086
Book value of cancelled shares	$ 154.2	$ 64.9